Acquisitions Aunt Bessie's (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Acquisitions
(a) Goodfella’s Pizza
On April 21, 2018, the Company completed its acquisition of all of the share capital of Green Isle Foods Limited (“Goodfella’s Pizza”) for £209.7 million (€239.0 million), including post-acquisition working capital and net debt adjustments. Goodfella’s Pizza (legal entity subsequently renamed Birds Eye Pizza Limited), is a pizza producer based in Ireland that complements our existing business model.
The purchase price allocation exercise over the assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid, was finalized on April 20, 2019 without any changes to the provisional estimates reported as at December 31, 2018. These were as follows:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	31.2
Deferred tax liabilities	22.6
Total liabilities	53.8

Total identifiable net assets acquired	156.5

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.5)

Goodwill	82.5
Goodwill recognized on acquisition is €82.5 million, attributable mainly to the growth prospects for the business expected organically and operational synergies.

€m
Balance at January 1, 2019	79.4
Release of indemnification asset	(44.0)
Balance at June 30, 2019	35.4

Aunt Bessie's [Domain]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Aunt Bessie's
On July 2, 2018, the Company completed its acquisition of all the share capital of Aunt Bessie’s Limited (“Aunt Bessie's”) from William Jackson & Son Limited for a purchase price of £209.0 million (€235.9 million). Aunt Bessie’s is a leading frozen food company in the United Kingdom where it manufactures, distributes and sells a range of branded frozen food products. The Aunt Bessie’s brand holds number one and number two market share positions, respectively, within frozen Yorkshire puddings and frozen potatoes, which combine to represent the majority of its revenues.
The purchase price allocation exercise over the assets and liabilities of Aunt Bessie's Limited at the date of acquisition and the consideration paid, was finalized on July 1, 2019. An adjustment of €1.9 million has been recognized in the period through to June 30, 2019 to recognize pre-acquisition related liabilities. The consideration paid is the same as that reported as at December 31, 2018. Management concluded that the changes in the fair values from the provisional amounts disclosed in the 2018 consolidated financial statements were not material to the Company's 2018 financial statements as a whole.

July 2, 2018
€m
Assets:
Intangible assets	205.3
Property, plant and equipment	23.1
Current assets	19.5
Inventories	13.2
Total assets	261.1

Liabilities:
Current liabilities	20.6
Deferred tax liabilities	37.6
Total liabilities	58.2

Total identifiable net assets acquired	202.9

Total purchase consideration	235.9

Total identifiable net assets acquired	(202.9)

Goodwill	33.0
Goodwill recognized on acquisition is €33.0 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.